Condensed Interim Consolidated Statements of Changes In Equity (Unaudited) - CAD ($)	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Total
Balance (in shares) at Mar. 31, 2022	3,608,519
Balance at Mar. 31, 2022	$ 24,164,441	$ 2,294,394	$ (19,717,089)	$ 6,741,746
Statement Line Items [Line Items]
Private placements (in shares)	97,753
Private placements	$ 1,661,807	0	0	$ 1,661,807
Acquisition of exploration and evaluation assets (in shares)	17,595			879,732
Acquisition of exploration and evaluation assets	$ 152,454	0	0	$ 152,454
Flow-through premium	(855,342)	0	0	(855,342)
Share issuance costs	$ (99,624)	0	0	(99,624)
Share issued – warrants exercised (in shares)	202,750
Share issued – warrants exercised	$ 1,059,017	0	0	1,059,017
Share issued – options exercised (in shares)	7,000
Share issued – options exercised	$ 156,278	(78,528)	0	77,750
Share issued – PSU redeemed (in shares)	0
Share issued – PSU redeemed	$ 177,500	(177,500)	0	0
Share issuance costs – warrants	(22,000)	22,000	0	0
Shares-based payments	0	1,316,890	0	1,316,890
Options cancelled	0	(61,600)	61,600	0
PSU cancelled	0	(517,248)	517,248	0
Income (loss) and comprehensive income (loss) for the period	$ 0	0	634,626	634,626
Balance (in shares) at Dec. 31, 2022	3,933,617
Balance at Dec. 31, 2022	$ 26,394,531	2,798,408	(18,503,615)	10,689,324
Statement Line Items [Line Items]
Flow-through premium	$ (122,192)	0	0	(122,192)
Share issued – warrants exercised (in shares)	10,000
Share issued – warrants exercised	$ 0	0	0	0
Share issued – options exercised (in shares)	6,000
Share issued – options exercised	$ 0	0	0	0
Share issued – PSU redeemed (in shares)	20,000
Share issued – PSU redeemed	$ 177,500	(177,500)	0	0
Shares-based payments	0	(501,462)	0	(501,462)
PSU cancelled	0	517,248	(517,248)	0
Income (loss) and comprehensive income (loss) for the period	0	0	321,952	321,952
Options expired/forfeited	$ 0	(829,800)	829,800	0
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	1,806,894	(17,869,111)	10,387,622
Statement Line Items [Line Items]
Private placements (in shares)	800,000
Private placements	$ 5,418,400	0	0	$ 5,418,400
Acquisition of exploration and evaluation assets (in shares)				29,900
Acquisition of exploration and evaluation assets	235,600	0	0	$ 235,600
Share issuance costs	$ (657,816)	270,400	0	(387,416)
Share issued – options exercised (in shares)	36,000
Share issued – options exercised	$ 184,800	(53,400)	0	131,400
Shares-based payments	0	855,461	0	855,461
Income (loss) and comprehensive income (loss) for the period	0	0	(2,958,769)	(2,958,769)
Options expired/forfeited	0	(7,052)	7,052	0
Derivative liability	$ (823,597)	0	0	$ (823,597)
Share issued for services (in shares)	30,900			30,900
Share issued for services	$ 187,872	0	0	$ 187,872
Balance (in shares) at Dec. 31, 2023	4,866,417
Balance at Dec. 31, 2023	$ 30,995,098	$ 2,872,303	$ (20,820,828)	$ 13,046,573